Revenue Recognition - Disaggregation of Revenue by Major Products/Service Offerings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue by Major Products/Service Offerings
Total Revenue	$ 73,620	$ 77,147	$ 79,591
External Revenue
Revenue by Major Products/Service Offerings
Total Revenue	73,451	76,054	77,421
Other
Revenue by Major Products/Service Offerings
Revenue	169	1,092	2,169
Cloud & Cognitive Software | External Revenue
Revenue by Major Products/Service Offerings
Revenue	23,376	22,891	21,857
Total Revenue	23,376	22,891	21,857
Global Business Services | External Revenue
Revenue by Major Products/Service Offerings
Revenue	16,162	16,798	16,795
Total Revenue	16,162	16,798	16,795
Global Technology Services | External Revenue
Revenue by Major Products/Service Offerings
Revenue	25,812	27,361	29,146
Total Revenue	25,812	27,361	29,146
Systems | External Revenue
Revenue by Major Products/Service Offerings
Revenue	6,978	7,604	8,034
Total Revenue	6,978	7,604	8,034
Global Financing | External Revenue
Revenue by Major Products/Service Offerings
Financial Services Revenue	1,123	1,400	1,590
Total Revenue	1,123	1,400	1,590
Cognitive Applications | Cloud & Cognitive Software | External Revenue
Revenue by Major Products/Service Offerings
Revenue	5,290	5,456	5,280
Cloud & Data Platforms | Cloud & Cognitive Software | External Revenue
Revenue by Major Products/Service Offerings
Revenue	11,481	9,499	8,603
Transaction Processing Platforms | Cloud & Cognitive Software | External Revenue
Revenue by Major Products/Service Offerings
Revenue	6,606	7,936	7,974
Consulting | Global Business Services | External Revenue
Revenue by Major Products/Service Offerings
Revenue	8,083	8,157	7,906
Application Management | Global Business Services | External Revenue
Revenue by Major Products/Service Offerings
Revenue	7,133	7,646	7,852
Global Process Services | Global Business Services | External Revenue
Revenue by Major Products/Service Offerings
Revenue	945	995	1,037
Infrastructure & Cloud Services | Global Technology Services | External Revenue
Revenue by Major Products/Service Offerings
Revenue	19,669	20,736	22,185
Technology Support Services | Global Technology Services | External Revenue
Revenue by Major Products/Service Offerings
Revenue	6,144	6,625	6,961
Systems Hardware | Systems | External Revenue
Revenue by Major Products/Service Offerings
Revenue	5,481	5,918	6,363
Operating Systems Software | Systems | External Revenue
Revenue by Major Products/Service Offerings
Revenue	$ 1,497	$ 1,686	$ 1,671